N-2	Oct. 06, 2023
Cover [Abstract]
Entity Central Index Key	0001517767
Amendment Flag	false
Document Type	POS EX
Entity Registrant Name	CARLYLE CREDIT INCOME FUND
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	813-4900
Contact Personnel Name	Joshua Lefkowitz, Esq.
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	true
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	One Vanderbilt Avenue
Entity Address, Address Line Two	Suite 3400
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017